Stockpiles and ore on leach pads, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current portion -
Stockpiles	$ 7,363	$ 23,769
Ore on leach pads	124,364	139,991
Net realizable value adjustment (b)	(10,212)	(28,837)
Current ore stockpiles	121,515	134,923
Non-current portion -
Stockpiles	33,088	35,888
Ore on leach pads	39,674	88,223
Net realizable value adjustment (b)	(3,075)	(19,088)
Non-current ore stockpiles	$ 69,687	$ 105,023